Income Tax - Summary Of Deductible Temporary Differences Of Income Tax Expenses (Detail) - CAD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022 [1]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised		$ 1,209,815	$ 1,179,064
Canadian Tax Losses [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised		336,414	215,703
Canadian Long-term assets [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised		667	23,896
Canadian Accounting provisions and other accruals [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised		20,092	29,143
Foreign tax Losses [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	[2]	910,300	975,297
Foreign Long-term assets [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	[2]	53,940	53,830
Foreign Accounting provisions and other accruals [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	[2]	$ 3,718	$ 11,145

[1]	Certain balances as at December 31, 2022 have been restated as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
[2]	The movement in foreign tax losses, long-term assets, and accounting provisions and other accruals for 2022 were primarily acquired as part of the Transaction.